RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The Company has the following related party transactions as of December 31, 2020 and March 31, 2021 and for the three months ended March 31, 2020 and 2021 (in thousands):

	December 31, 2020	March 31, 2021
Other current assets	$5,572	$5,660
Other assets	1,400	4,670
Accounts payable	1,356	31
Other current liabilities	969	2,479

	Three Months Ended March 31,
	2020	2021
Revenue	$2,085	$7,000
Direct operating costs	2,052	2,133
Selling, general and administrative expenses	8,816	1,126
Other income, net	875	875

The Company has the following related party transactions as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 (in thousands):

	December 31,
	2019	2020
Other current assets	$21,084	$5,572
Other assets	1,400	1,400
Accounts payable	—	1,356
Other current liabilities	3,639	969

	Years Ended December 31,
	2018	2019	2020
Revenue	$21,782	$19,918	$11,233
Direct operating costs	6,543	5,975	6,458
Selling, general and administrative expenses	11,887	14,058	17,274
Interest expense, net	—	—	1,206
Other income (expense), net	—	3,500	3,500